Finance income and finance costs	12 Months Ended
Dec. 31, 2024
Disclosure Of Finance Income [Abstract]
Finance income and finance costs	Finance income and finance costs
Finance income earned for the years ended 31 December 2024, 2023, and 2022 are as follows:

	2024	2023	2022
Changes in the fair value of derivatives	75,528	—	1,637
Interest income from cash and cash equivalents	4,577	4,547	556
Other interest income	40	276	356
	80,145	4,823	2,549
Finance costs incurred for the years ended 31 December 2024, 2023, and 2022 are as follows:

	2024	2023	2022
Changes in the fair value of derivatives (see Note 27)	(145,564)	(132,333)	(96,981)
Interest on debt and borrowings	(147,373)	(129,327)	(71,452)
Consenting fee	—	—	(7,430)
Loss on remeasurement of bonds	—	—	(6,511)
Interest on lease liabilities (see Note 13)	(6,614)	(3,840)	(6,022)
Amortization of deferred debt issue costs	(3,614)	(1,657)	(23)
	(303,165)	(267,157)	(188,419)